Fees and Commissions Income (Narrative) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Contract Revenue [Line Items]
Receivables from contracts with customers included primarily in Other assets	¥ 192	¥ 185
Contract liabilities included primarily in Other liabilities	25	¥ 8
Insurance Agency Service [Member]
Disaggregation of Contract Revenue [Line Items]
Contract liabilities included primarily in Other liabilities	¥ 12
Contract liability service period	20 years